Contract Liabilities	9 Months Ended
Sep. 30, 2018
Notes To Financial Statements [Abstract]
Contract Liabilities

As of September 30, 2018, the Company has contract liabilities from contracts with customers, due to the implementation of ASC 606, Revenue from Contracts with Customers (see Note 15).

Contract liabilities consist of the following:

	September 30,	December 31,
	2018	2017

Deposit on product	$164,551	$-
Distribution license	141,110
Service agreement	40,991
Other	32,422	-
Total Contract liabilities	379,074	-
Non-Current	(25,959)	-
Total Current	$353,115	$-

  The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. A contract asset (receivable) is recorded when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the satisfaction of performance obligations, the Company records a contract liability (deferred revenue) until the performance obligations are satisfied. Of the aggregate $379,074 of contract liability balances as of September 30, 2018, the Company expects to satisfy its remaining performance obligations associated with $353,115 and $25,959 of contract liability balances within the next twelve months and following twelve months, respectively.

Joint Venture

On September 27, 2017, the Company entered into a binding term sheet with MundiMed Distribuidora Hospitalar LTDA (“MundiMed”), effective as of September 25, 2017, for a joint venture for the manufacture, sale and distribution of our dermaPACE device. Under the binding term sheet, MundiMed was to pay the Company an initial upfront distribution fee, with monthly upfront distribution fees payable thereafter over the following eighteen months. Profits from the joint venture were to be distributed as follows: 45% to the Company, 45% to MundiMed and 5% each to LHS Latina Health Solutions Gestão Empresarial Ltda. and Universus Global Advisors LLC, who acted as advisors in the transaction. The initial upfront distribution fee was received on October 6, 2017. Monthly upfront distribution fee payments have been received through May 2018. Through September 30, 2018, the Company received aggregate payments of $372,222. In August 2018, MundiMed advised the Company that it did not anticipate being able to make further payments under the binding term sheet due to operational and cash flow difficulties. On September 14, 2018, the Company sent a letter to MundiMed informing them of a breach in our agreement regarding payment of the upfront distribution fee. On September 28, 2018, the Company received a response letter stating that the Company was in default of the agreement. On October 9, 2018, the Company sent MundiMed a letter of termination of the agreement effective as of October 8, 2018. As of September 30, 2018, the Company derecognized the contract assets and contract liabilities associated with the MundiMed contract.